Accrued Expenses	12 Months Ended
Dec. 29, 2011
Accrued Expenses [Abstract]
Accrued Expenses

4. Accrued expenses

	As of December 29, 2011	As of December 30, 2010

	(in millions)
Make-good reserve.............................................................................................................................................................	$ 2.7	$ 2.8
Accrued interest...................................................................................................................................................................	9.5	2.1
Deferred rent.........................................................................................................................................................................	2.9	2.2
Other accrued expenses..................................................................................................................................................	1.1	1.5

Total accrued expenses....................................................................................................................................................	$ 16.2	$ 8.6